STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (Parenthetical)	Jan. 08, 2021 $ / shares
Class F Ordinary Shares
Sale Of Stock Price Per Share	$ 0.001
TPG Pace Solutions | Common Class A [Member]
Sale Of Stock Price Per Share	9.09
TPG Pace Solutions | Class F Ordinary Shares
Sale Of Stock Price Per Share	$ 0.001